Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000255141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Flexible Income ETF
Class Name	JPMorgan Flexible Income ETF
Trading Symbol	JFLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Flexible Income ETF (the "Fund") for the period of February 12, 2025 (fund inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Income ETF	$5	0.22%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 28,282,964
Holdings Count | Holding	485
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$28,282,964
Total number of portfolio holdings	485
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000251303 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Dividend Leaders ETF
Class Name	JPMorgan Dividend Leaders ETF
Trading Symbol	JDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Dividend Leaders ETF	$23	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[2]
Net Assets	$ 7,054,888
Holdings Count | Holding	82
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,054,888
Total number of portfolio holdings	82
Portfolio turnover rate	35%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000244865 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Hedged Equity Laddered Overlay ETF
Trading Symbol	HELO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Laddered Overlay ETF	$24	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 2,898,167,171
Holdings Count | Holding	169
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,898,167,171
Total number of portfolio holdings	169
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000248102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Developing Markets Equity ETF
Class Name	JPMorgan Active Developing Markets Equity ETF
Trading Symbol	JADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Developing Markets Equity ETF	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[4]
Net Assets	$ 14,543,222
Holdings Count | Holding	134
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$14,543,222
Total number of portfolio holdings	134
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000257148 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Trading Symbol	HEQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (the "Fund") for the period of March 26, 2025 (fund inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	$5	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.50%	[5]
Net Assets	$ 24,841,404
Holdings Count | Holding	101
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$24,841,404
Total number of portfolio holdings	101
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000240773 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Class Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Trading Symbol	BBEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Emerging Markets Equity ETF	$7	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[6]
Net Assets	$ 933,751,193
Holdings Count | Holding	1,105
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$933,751,193
Total number of portfolio holdings	1,105
Portfolio turnover rate	3%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000241063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active China ETF
Class Name	JPMorgan Active China ETF
Trading Symbol	JCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active China ETF	$32	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[7]
Net Assets	$ 12,509,841
Holdings Count | Holding	47
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$12,509,841
Total number of portfolio holdings	47
Portfolio turnover rate	33%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243005 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Healthcare Leaders ETF
Class Name	JPMorgan Healthcare Leaders ETF
Trading Symbol	JDOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Healthcare Leaders ETF	$31	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 7,797,391
Holdings Count | Holding	59
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,797,391
Total number of portfolio holdings	59
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Select Equity ETF
Class Name	JPMorgan Global Select Equity ETF
Trading Symbol	JGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Select Equity ETF	$23	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[9]
Net Assets	$ 6,227,632,095
Holdings Count | Holding	75
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,227,632,095
Total number of portfolio holdings	75
Portfolio turnover rate	64%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Value ETF
Class Name	JPMorgan International Value ETF
Trading Symbol	JIVE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Value ETF	$29	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[10]
Net Assets	$ 192,203,834
Holdings Count | Holding	334
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$192,203,834
Total number of portfolio holdings	334
Portfolio turnover rate	28%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000221056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Carbon Transition U.S. Equity ETF
Class Name	JPMorgan Carbon Transition U.S. Equity ETF
Trading Symbol	JCTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Carbon Transition U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Carbon Transition U.S. Equity ETF	$7	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[11]
Net Assets	$ 5,651,838
Holdings Count | Holding	350
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,651,838
Total number of portfolio holdings	350
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000225965 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Class Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Trading Symbol	JEMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[12]
Net Assets	$ 1,084,113,319
Holdings Count | Holding	508
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,084,113,319
Total number of portfolio holdings	508
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000231437 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Research Enhanced Equity ETF
Class Name	JPMorgan International Research Enhanced Equity ETF
Trading Symbol	JIRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Research Enhanced Equity ETF	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[13]
Net Assets	$ 6,876,618,478
Holdings Count | Holding	208
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,876,618,478
Total number of portfolio holdings	208
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000231073 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Climate Change Solutions ETF
Class Name	JPMorgan Climate Change Solutions ETF
Trading Symbol	TEMP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Climate Change Solutions ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Climate Change Solutions ETF	$23	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.49%	[14]
Net Assets	$ 6,531,411
Holdings Count | Holding	62
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,531,411
Total number of portfolio holdings	62
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000221046 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Trading Symbol	BBSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$4	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[15]
Net Assets	$ 498,210,659
Holdings Count | Holding	779
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$498,210,659
Total number of portfolio holdings	779
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000218815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Growth ETF
Class Name	JPMorgan International Growth ETF
Trading Symbol	JIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Growth ETF	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[16]
Net Assets	$ 114,189,905
Holdings Count | Holding	74
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$114,189,905
Total number of portfolio holdings	74
Portfolio turnover rate	36%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000218319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Trading Symbol	BBMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$3	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[17]
Net Assets	$ 1,717,682,650
Holdings Count | Holding	576
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,717,682,650
Total number of portfolio holdings	576
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000216193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders International Equity ETF
Class Name	JPMorgan BetaBuilders International Equity ETF
Trading Symbol	BBIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders International Equity ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[18]
Net Assets	$ 5,162,212,396
Holdings Count | Holding	705
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,162,212,396
Total number of portfolio holdings	705
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000209992 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Equity ETF
Trading Symbol	BBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Equity ETF	$1	0.02%
*	This charge is annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[19]
Net Assets	$ 4,287,177,325
Holdings Count | Holding	548
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,287,177,325
Total number of portfolio holdings	548
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Europe ETF
Class Name	JPMorgan BetaBuilders Europe ETF
Trading Symbol	BBEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Europe ETF	$5	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[20]
Net Assets	$ 4,336,542,299
Holdings Count | Holding	397
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,336,542,299
Total number of portfolio holdings	397
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200806 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Japan ETF
Class Name	JPMorgan BetaBuilders Japan ETF
Trading Symbol	BBJP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Japan ETF	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[21]
Net Assets	$ 12,310,996,359
Holdings Count | Holding	198
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$12,310,996,359
Total number of portfolio holdings	198
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Quality Factor ETF
Class Name	JPMorgan U.S. Quality Factor ETF
Trading Symbol	JQUA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Quality Factor ETF	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[22]
Net Assets	$ 5,711,082,499
Holdings Count | Holding	275
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,711,082,499
Total number of portfolio holdings	275
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Canada ETF
Class Name	JPMorgan BetaBuilders Canada ETF
Trading Symbol	BBCA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Canada ETF	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[23]
Net Assets	$ 7,777,310,263
Holdings Count | Holding	78
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,777,310,263
Total number of portfolio holdings	78
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Class Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Trading Symbol	BBAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$9	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[24]
Net Assets	$ 4,798,636,464
Holdings Count | Holding	106
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,798,636,464
Total number of portfolio holdings	106
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000141385 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return International Equity ETF
Class Name	JPMorgan Diversified Return International Equity ETF
Trading Symbol	JPIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return International Equity ETF	$19	0.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[25]
Net Assets	$ 325,032,483
Holdings Count | Holding	457
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$325,032,483
Total number of portfolio holdings	457
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000141386 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Class Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Trading Symbol	JPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return Emerging Markets Equity ETF	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[26]
Net Assets	$ 322,713,934
Holdings Count | Holding	532
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$322,713,934
Total number of portfolio holdings	532
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000146462 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Equity ETF
Class Name	JPMorgan Diversified Return U.S. Equity ETF
Trading Symbol	JPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Equity ETF	$9	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[27]
Net Assets	$ 352,638,767
Holdings Count | Holding	367
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$352,638,767
Total number of portfolio holdings	367
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000168940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Trading Symbol	JPME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[28]
Net Assets	$ 343,540,403
Holdings Count | Holding	351
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$343,540,403
Total number of portfolio holdings	351
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173015 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Trading Symbol	JPSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$14	0.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[29]
Net Assets	$ 426,258,226
Holdings Count | Holding	552
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$426,258,226
Total number of portfolio holdings	552
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194672 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Momentum Factor ETF
Class Name	JPMorgan U.S. Momentum Factor ETF
Trading Symbol	JMOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Momentum Factor ETF	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[30]
Net Assets	$ 1,352,681,290
Holdings Count | Holding	275
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,352,681,290
Total number of portfolio holdings	275
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194673 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Factor ETF
Class Name	JPMorgan U.S. Value Factor ETF
Trading Symbol	JVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Factor ETF	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[31]
Net Assets	$ 503,969,336
Holdings Count | Holding	380
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$503,969,336
Total number of portfolio holdings	380
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	This charge is annualized.
[2]	This charge is annualized.
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[25]	This charge is annualized.
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[27]	This charge is annualized.
[28]	This charge is annualized.
[29]	This charge is annualized.
[30]	This charge is annualized.
[31]	This charge is annualized.